Note 13 - Other (Charges) Income, Net (Details Textual) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Other Income And Charges [Abstract]
Foreign Currency Transaction Gain (Loss), before Tax	$ (2)	$ (16)	$ 2	$ 16